CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 16,337,549	$ 26,773,902
Accounts receivable, net	8,529,805	11,241,534
Amounts due from related parties	3,067,269	2,215,672
Inventories, net	9,697,504	7,682,052
Prepayments and other current assets	5,285,473	6,497,363
Total current assets	42,917,600	54,410,523
Non current assets
Property and Equipment, net	2,033,512	969,207
Long-term investments	104,769	104,335
Operating lease right-of-use assets, net	2,298,869	1,653,733
Total non current assets	4,437,150	2,727,275
Total assets	47,354,750	57,137,798
Current liabilities
Short-term borrowings	6,286,145	8,811,599
Accounts payable	6,441,122	7,666,956
Contract liabilities	2,901,031	3,229,431
Operating lease liabilities-current	662,212	303,851
Financial liability	83,402	189,279
Amounts due to a related party	56,241	125,748
Accrued expenses and other current liabilities	4,085,178	5,860,907
Total current liabilities	20,515,331	26,187,771
Non current liabilities
Operating lease liabilities-non-current	1,644,387	1,274,314
Other non-current liabilities	172,667	166,829
Total non current liabilities	1,817,054	1,441,143
Total liabilities	22,332,385	27,628,914
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid - in capital	82,786,739	79,883,038
Accumulated other comprehensive income	1,923,397	1,975,487
Accumulated deficit	(59,711,552)	(52,373,422)
Total shareholders' equity	25,022,365	29,508,884
Total liabilities and shareholders' equity	47,354,750	57,137,798
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Common stock value	16,368	16,368
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Common stock value	$ 7,413	$ 7,413